[Transamerica Financial Life Insurance Company]

May 7, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA-2LNY
Dreyfus/Transamerica Triple Advantage®
Transamerica Financial Life Insurance Company
(File No. 33-55152)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2003, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8121.

Sincerely,

/s/ Frank A. Camp

Frank A. Camp

Division General Counsel

Financial Markets Division

cc:	Frederick R. Bellamy, Esq.